Labor and social obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Labor And Social Obligations
Salaries and payroll charges	R$ 62,232	R$ 70,291
Provision for vacation	193,878	218,987
Healthcare plan (i)	106,589	117,578
Provision for profit sharing (ii)	203,784	181,446
Incentivized Dismissal Program - IDP (iii)	17,126	62,127
Voluntary Dismissal Program - VDP (iv)	113,338	629,273
Consent Decree (TAC)	2,163	5,587
Knowledge Retention Program (KRP)	519	904
Total	R$ 699,629	R$ 1,286,193